UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-2946

Dreyfus Municipal Money Market Fund, Inc. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	2/28/09

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Municipal Money Market Fund, Inc.

February 28, 2009 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--99.9%	Rate (%)		Date	Amount ($)	Value ($)
Arkansas--.5%
Pulaski County Public Facilities
Board, MFHR (Chapelridge
Project) (LOC; Regions Bank)		1.22	3/7/09	5,525,000 a	5,525,000

Colorado--7.2%
CollegeInvest,
Education Loan Revenue (LOC;
Lloyds TSB Bank PLC)		0.70	3/7/09	25,000,000 a	25,000,000
Colorado Educational and Cultural
Facilities Authority, Revenue
(EOP Charlotte JW, LLC
Project) (LOC; KBC Bank)		0.77	3/7/09	10,000,000 a	10,000,000
Colorado Educational and Cultural
Facilities Authority, Student
Housing Revenue (Fuller
Theological Seminary Project)
(LOC; Key Bank)		1.22	3/7/09	9,700,000 a	9,700,000
Denver City and County,
Airport System Revenue (LOC;
Landesbank Baden-Wurttemberg)		0.83	3/7/09	16,500,000 a	16,500,000
Mountain Village Housing
Authority, Housing Facilities
Revenue (Village Court
Apartments Project) (LOC; U.S.
Bank NA)		0.67	3/7/09	6,500,000 a	6,500,000
Southern Ute Indian Tribe of the
Southern Ute Indian
Reservation, Revenue		0.63	3/7/09	5,000,000 a	5,000,000

Delaware--.6%
Delaware Economic Development
Authority, MFHR (School House
Project) (LOC; HSBC Bank USA)		0.90	3/7/09	6,500,000 a	6,500,000

District of Columbia--3.9%
Anacostia Waterfront Corporation,
PILOT Revenue (Merlots
Program) (Liquidity Facility;
Wachovia Bank and LOC;
Wachovia Bank)		0.65	3/7/09	14,655,000 a,b	14,655,000
District of Columbia,
Enterprise Zone Revenue
(Trigen-Pepco Energy Services,
LLC Issue) (LOC; M&T Bank)		0.77	3/7/09	9,125,000 a	9,125,000
District of Columbia,
Revenue (American Society of
Hematology Issue) (LOC;
SunTrust Bank)		0.62	3/7/09	6,600,000 a	6,600,000
Metropolitan Washington DC Airport
Authority, CP (LOC; Bank of

America)	0.70	5/12/09	9,000,000	9,000,000

Florida--17.4%
Alachua Housing Finance Authority,
MFHR (Edenwood Park Project)
(Liquidity Facility; FHLMC and
LOC; FHLMC)	0.88	3/7/09	3,265,000 a,b	3,265,000
Broward County Housing Finance
Authority, MFHR (Cypress Grove
Apartments Project) (LOC; FNMA)	1.02	3/7/09	20,000,000 a	20,000,000
Broward County Housing Finance
Authority, MFHR (Golf View
Gardens Apartments Project)
(LOC; Regions Bank)	1.02	3/7/09	8,500,000 a	8,500,000
Broward County Housing Finance
Authority, SFMR (Merlots
Program) (Liquidity Facility;
Wachovia Bank and LOC: FNMA
and GNMA)	0.75	3/7/09	605,000 a,b	605,000
Capital Trust Agency,
MFHR (Brittany Bay Apartments
- Waterman's Crossing)
(Liquidity Facility; FHLMC and
LOC; FHLMC)	0.78	3/7/09	25,840,000 a,b	25,840,000
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	4.50	6/1/09	25,000,000	25,060,923
Dade County Industrial Development
Authority, IDR (U.S. Holdings,
Inc. Project) (LOC; SunTrust
Bank)	1.27	3/7/09	375,000 a	375,000
Escambia County Housing Finance
Authority, SFMR (Merlots
Program) (Liquidity Facility;
Wachovia Bank and LOC: FNMA
and GNMA)	0.75	3/7/09	1,225,000 a,b	1,225,000
Florida Development Finance
Corporation, IDR (R.L. Smith
Investments, LLC Project)
(LOC; SunTrust Bank)	1.00	3/7/09	790,000 a	790,000
Florida Development Finance
Corporation, IDR (Suncoast
Bakeries, Inc. Project) (LOC;
SunTrust Bank)	0.92	3/7/09	600,000 a	600,000
Florida Development Finance
Corporation, IDR (Twin Vee
PowerCats, Inc. Project) (LOC;
SunTrust Bank)	0.97	3/7/09	1,720,000 a	1,720,000
Florida Finance Housing
Corporation, MFHR (Falls of
Venice Project) (Liquidity
Facility; FNMA and LOC; FNMA)	1.02	3/7/09	3,985,000 a	3,985,000
Gainesville,
Utilities System Revenue
(Liquidity Facility; SunTrust
Bank)	0.60	3/1/09	2,000,000 a	2,000,000
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt

Obligated Group)	0.67	3/7/09	13,000,000 a	13,000,000
Hillsborough County Industrial
Development Authority, IDR
(Seaboard Tampa Terminals
Venture Project) (LOC;
Wachovia Bank)	0.94	3/7/09	4,000,000 a	4,000,000
Jacksonville Economic Development
Commission, IDR (Load King
Manufacturing Company Project)
(LOC; SouthTrust Bank)	0.97	3/7/09	1,140,000 a	1,140,000
Lee County Housing Finance
Authority, MFHR (Heron Pond
Apartments) (LOC; Regions Bank)	1.02	3/7/09	5,625,000 a	5,625,000
Manatee County,
IDR (Avon Cabinet Corporation
Project) (LOC; Bank of America)	0.95	3/7/09	1,800,000 a	1,800,000
Miami-Dade County Health
Facilities Authority, HR
(Miami Children's Hospital
Project) (LOC; Regions Bank)	1.17	3/7/09	15,000,000 a	15,000,000
Miami-Dade County Industrial
Development Authority, IDR
(Futurama Project) (LOC;
Regions Bank)	1.27	3/7/09	1,750,000 a	1,750,000
Miami-Dade County Industrial
Development Authority, IDR
(von Drehle Holdings, LLC
Project) (LOC; Branch Banking
and Trust Co.)	0.83	3/7/09	1,230,000 a	1,230,000
Miami-Dade County Industrial
Development Authority, Revenue
(Altira, Inc. Project) (LOC;
SunTrust Bank)	0.92	3/7/09	1,650,000 a	1,650,000
Orange County Health Facilities
Authority, Revenue
(Presbyterian Retirement
Communities Project) (LOC;
Branch Banking and Trust Co.)	0.68	3/7/09	7,715,000 a	7,715,000
Orange County Housing Finance
Authority, MFHR (Windsor Pines
Project) (LOC; Bank of America)	0.99	3/7/09	1,300,000 a	1,300,000
Pinellas County Industrial
Development Authority, IDR
(Falcon Enterprises, Inc.
Project) (LOC; SunTrust Bank)	0.97	3/7/09	1,650,000 a	1,650,000
Pinellas County Industrial
Development Authority, IDR
(Restorative Care of America
Project) (LOC; SunTrust Bank)	0.97	3/7/09	1,430,000 a	1,430,000
Polk County Industrial Development
Authority, IDR (Florida
Treatt, Inc. Project) (LOC;
Bank of America)	0.95	3/7/09	3,345,000 a	3,345,000
Riveria Beach,
IDR (K. Rain Manufacturing
Project) (LOC; SunTrust Bank)	0.92	3/7/09	1,740,000 a	1,740,000
Sarasota County Public Hospital
District, HR (Sarasota
Memorial Hospital Project)

(LOC; Fifth Third Bank)	2.00	3/7/09	20,000,000 a	20,000,000

Georgia--3.8%
Conyers Housing Authority,
MFHR (Towne Pointe Apartments
Project) (LOC; Amsouth Bank)	2.10	3/7/09	4,000,000 a	4,000,000
Georgia,
GO Notes (Liquidity Facility;
Dexia Credit Locale)	0.73	3/7/09	19,400,000 a	19,400,000
Metropolitan Atlanta Rapid Transit
Authority, Sales Tax Revenue,
CP (Liquidity Facility; Dexia
Credit Locale)	2.25	3/3/09	10,000,000	10,000,000
RBC Municipal Products Inc. Trust
(Dekalb County Housing
Authority, MFHR (North Hills
Apartments Project))
(Liquidity Facility; Royal
Bank of Canada and LOC; Royal
Bank of Canada)	0.78	3/7/09	5,700,000 a,b	5,700,000

Hawaii--1.5%
Hawaii Housing Finance and
Development Corporation, MFHR
(Kukui Gardens) (Liquidity
Facility; Citigroup and LOC;
Citigroup)	1.27	3/7/09	15,000,000 a,b	15,000,000

Illinois--4.1%
Illinois Housing Development
Authority, Homeowner Mortgage
Revenue	1.98	8/1/09	5,000,000	5,000,000
Illinois Toll Highway Authority,
Toll Highway Senior Priority
Revenue (Liquidity Facility;
Dexia Credit Locale)	3.50	3/7/09	19,400,000 a	19,400,000
Oak Forest,
Revenue (Homewood Pool - South
Suburban Mayors and Managers
Association Program) (LOC;
Fifth Third Bank)	2.00	3/7/09	10,000,000 a,c	10,000,000
Southwestern Illinois Development
Authority, Solid Waste
Disposal Facilities Revenue
(Center Ethanol Company, LLC
Project) (LOC; Wells Fargo
Bank)	0.95	3/7/09	7,370,000 a	7,370,000

Indiana--3.6%
Indiana Finance Authority,
Environmental Revenue,
Refunding (Duke Energy
Indiana, Inc. Project) (LOC;
Bank of America)	0.65	3/1/09	5,000,000 a	5,000,000
Indiana Health and Educational
Facility Financing Authority,
Revenue (Ascension Health
Senior Credit Group)

(Liquidity Facility; Citibank
NA)	0.68	3/7/09	10,120,000 a,b	10,120,000
Indiana Housing and Community
Development Authority, SFMR
(Liquidity Facility; Royal
Bank of Canada)	0.70	3/7/09	21,250,000 a	21,250,000

Iowa--.6%
Iowa Finance Authority,
SWDR (MidAmerican Energy
Project)	1.07	3/7/09	6,000,000 a	6,000,000

Kansas--1.2%
Junction City,
GO Temporary Notes	4.50	6/1/09	7,000,000	7,012,828
Kansas Development Finance
Authority, MFHR, Refunding
(Chesapeake Apartments
Project) (LOC; FHLB)	0.66	3/7/09	5,500,000 a	5,500,000

Louisiana--.8%
Ascension Parish,
Revenue, CP (BASF AG)	0.50	4/8/09	5,000,000	5,000,000
Quachita Parish Industrial
Development Board, IDR
(Garrett Manufacturing, LLC
Project) (LOC; Regions Bank)	1.22	3/7/09	3,160,000 a	3,160,000

Maryland--3.0%
Baltimore County,
GO Notes, Refunding
(Metropolitan District)	3.00	8/1/09	3,380,000	3,414,563
Baltimore County,
Revenue, Refunding (Shade Tree
Trace Apartments Facility)
(LOC; M&T Bank)	0.71	3/7/09	5,115,000 a	5,115,000
Maryland Economic Development
Corporation, Revenue
(Todd/Allan Printing Facility)
(LOC; M&T Bank)	0.92	3/7/09	330,000 a	330,000
Montgomery County,
EDR (Riderwood Village, Inc.
Project) (LOC; M&T Bank)	0.65	3/7/09	21,390,000 a	21,390,000

Massachusetts--2.6%
Massachusetts Health and
Educational Facilities
Authority, Revenue (Cape Cod
Healthcare Obligated Group
Issue) (Insured; Assured
Guaranty and Liquidity
Facility; Bank of America)	0.68	3/7/09	14,700,000 a	14,700,000
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University Issue)	2.25	6/11/09	12,000,000	12,000,000

Michigan--2.6%
Kalamazoo Hospital Finance
Authority, HR, Refunding
(Bronson Methodist Hospital)
(Insured; FSA)	2.65	5/15/09	1,850,000	1,850,000
Michigan Housing Development
Authority, Rental Housing
Revenue (Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	0.70	3/7/09	25,000,000 a	25,000,000

Missouri--2.4%
Missouri Development Finance
Board, LR, CP (LOC; U.S. Bank
NA)	0.45	3/17/09	16,000,000	16,000,000
Missouri Health and Educational
Facilities Authority, Health
Facilities Revenue, CP (Cox
Hospital) (LOC; Bank of Nova
Scotia)	0.35	4/7/09	8,000,000	8,000,000

Nebraska--2.0%
Public Power Generation Agency,
Revenue (Whelan Energy Center
Unit 2) (Insured; Berkshire
Hathaway Assurance Corporation
and Liquidity Facility;
Citibank NA)	0.70	3/7/09	20,085,000 a,b	20,085,000

New Hampshire--.4%
New Hampshire Health and Education
Facilities Authority, Revenue
(Riverbend Issue) (LOC; TD
Banknorth, N.A.)	0.60	3/7/09	4,075,000 a	4,075,000

New Jersey--4.2%
New Jersey Economic Development
Authority, School Facilities
Construction Revenue,
Refunding (LOC; Dexia Credit
Locale)	2.00	3/7/09	25,000,000 a	25,000,000
New Jersey Turnpike Authority,
Turnpike Revenue (Insured; FSA
and Liquidity Facility; Dexia
Credit Locale)	2.00	3/7/09	17,950,000 a	17,950,000

New York--.6%
New York City,
GO Notes (Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	0.55	3/1/09	6,400,000 a	6,400,000

North Carolina--1.0%
North Carolina Education
Assistance Authority, Student
Loan Revenue, Refunding (LOC;
Royal Bank of Canada)	0.70	3/7/09	10,000,000 a	10,000,000

North Dakota--1.0%
North Dakota Housing Finance
Agency, Revenue (Housing
Finance Program - Home
Mortgage Finance Program)	3.00	4/14/09	9,750,000	9,755,742

Ohio--4.7%
Akron, Bath and Copley Joint
Township Hospital District,
Health Care Facilities Revenue
(Sumner on Ridgewood Project)
(LOC; KBC Bank)	0.70	3/7/09	5,055,000 a	5,055,000
Clark County,
Solid Waste Facilities Revenue
(Eastwood Dairy LLC Project)
(LOC; National City Bank)	1.05	3/7/09	2,750,000 a	2,750,000
Columbus,
Sewerage System Revenue
(Putters Program) (Liquidity
Facility; JPMorgan Chase Bank)	0.60	3/7/09	1,400,000 a,b	1,400,000
Columbus Regional Airport
Authority, Revenue, CP (LOC;
Calyon NA)	0.40	3/16/09	5,500,000	5,500,000
Cuyahoga County,
IDR (King Nut Project) (LOC;
National City Bank)	1.05	3/7/09	2,720,000 a	2,720,000
Cuyahoga County,
IDR (King Nut Project) (LOC;
National City Bank)	1.05	3/7/09	2,710,000 a	2,710,000
Montgomery County,
Revenue, CP (Miami Valley
Hospital)	3.00	3/3/09	5,000,000	5,000,000
Montgomery County,
Revenue, CP (Miami Valley
Hospital) (Liquidity Facility;
JPMorgan Chase Bank)	2.00	3/12/09	13,000,000	13,000,000
Montgomery County,
Revenue, CP (Miami Valley
Hospital) (Liquidity Facility;
JPMorgan Chase Bank)	1.75	3/19/09	10,000,000	10,000,000

Oklahoma--1.0%
Tulsa County Industrial Authority,
Capital Improvements Revenue
(Liquidity Facility; Bank of
America)	2.75	5/15/09	10,000,000	10,000,000

Pennsylvania--11.6%
Delaware County Industrial
Development Authority, PCR, CP
(Exelon Project) (LOC;
Wachovia Bank)	0.45	3/16/09	5,700,000	5,700,000
Emmaus General Authority
(Pennsylvania Variable Rate
Loan Program) (Insured; FSA
and Liquidity Facility;
Wachovia Bank)	2.58	3/7/09	20,000,000 a	20,000,000

Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank
NA)	0.50	3/7/09	10,000,000 a	10,000,000
Franklin County Industrial
Development Authority, Revenue
(James and Donna Martin
Project) (LOC; Wachovia Bank)	0.83	3/7/09	1,000,000 a	1,000,000
Horizon Hospital System Authority,
Senior Health and Housing
Facilities Revenue (Saint Paul
Homes Project) (LOC; M&T Bank)	0.72	3/7/09	1,700,000 a	1,700,000
Montgomery County Higher Education
and Health Authority, Revenue
(Pennsylvania Higher Education
and Health Loan Program) (LOC;
M&T Bank)	0.72	3/7/09	6,675,000 a	6,675,000
Montgomery County Higher Education
and Health Authority, Revenue
(Pennsylvania Higher Education
and Health Loan Program) (LOC;
M&T Bank)	0.72	3/7/09	6,830,000 a	6,830,000
Montgomery County Industrial
Development Authority, PCR, CP
(Exelon Project) (LOC;
Wachovia Bank)	0.50	3/11/09	18,795,000	18,795,000
Pennsylvania Economic Development
Financing Authority, Exempt
Facilities Revenue (PSEG Power
LLC Project) (LOC; JPMorgan
Chase Bank)	0.60	3/7/09	8,500,000 a	8,500,000
Pennsylvania Economic Development
Financing Authority, Exempt
Facility Revenue (PPL Energy
Supply) (LOC; Wachovia Bank)	1.80	4/9/09	5,000,000	5,000,000
Pennsylvania Economic Development
Financing Authority, Revenue
(Evergreen Community Power
Facility) (LOC; M&T Bank)	0.82	3/7/09	15,000,000 a	15,000,000
Puttable Floating Option Tax
Exempt Receipts (Allegheny
County Airport Authority,
Airport Revenue (Pittsburgh
International Airport))
(Insured: Berkshire Hathaway
Assurance Corporation and
Liquidity Facility; Merrill
Lynch Capital Services)	0.63	3/7/09	5,000,000 a,b	5,000,000
Susquehanna County Industrial
Development Authority, Revenue
(Pennfield Corporation
Project) (LOC; Fulton Bank)	0.75	3/7/09	3,475,000 a	3,475,000
University of Pittsburgh,
Higher Education Revenue, CP	0.60	6/10/09	10,000,000	10,000,000

South Carolina--.1%
Richland County,
GO Notes	3.75	3/2/09	1,300,000	1,300,000

Tennessee--6.3%
Blount County Public Building
Authority, Local Government
Public Improvement Revenue
(LOC; Branch Banking and Trust
Co.)	0.62	3/7/09	10,000,000 a	10,000,000
Knox County Health, Educational
and Housing Facility Board,
Hospital Improvement Revenue
(Covenant Health) (Insured;
Assured Guaranty and Liquidity
Facility; SunTrust Bank)	0.90	3/1/09	9,300,000 a	9,300,000
Knox County Health, Educational
and Housing Facility Board,
Hospital Improvement Revenue
(Covenant Health) (Insured;
Assured Guaranty and Liquidity
Facility; SunTrust Bank)	0.90	3/1/09	5,000,000 a	5,000,000
Municipal Energy Acquisition
Corporation, Gas Revenue
(Putters Program) (Liquidity
Facility; JPMorgan Chase Bank
and LOC; JPMorgan Chase Bank)	0.67	3/7/09	23,890,000 a,b	23,890,000
Tennergy Corporation,
Gas Revenue (Putters Program)
(Liquidity Facility; JPMorgan
Chase Bank)	0.67	3/7/09	7,865,000 a,b	7,865,000
Tennergy Corporation,
Gas Revenue (Putters Program)
(LOC; BNP Paribas)	0.67	3/7/09	7,950,000 a,b	7,950,000

Texas--5.5%
Harris County,
CP (Liquidity Facility: Bank
of Nova Scotia and Lloyds TBS
Bank PLC)	0.65	3/2/09	2,500,000	2,500,000
Harris County,
CP (Liquidity Facility: Bank
of Nova Scotia and Lloyds TSB
Bank PLC)	0.50	4/7/09	2,500,000	2,500,000
Harris County Health Facilities
Development Corporation, HR,
Refunding (Texas Children's
Hospital Project) (Liquidity
Facility: Bank of America and
JPMorgan Chase Bank)	2.10	4/28/09	9,925,000	9,925,000
Harris County Industrial
Development Corporation, SWDR
(Deer Park Refining Limited
Partnership Project)	1.00	3/1/09	15,000,000 a	15,000,000
Harris County Metropolitan Transit
Authority, Sales and Use Tax
Revenue, CP (Liquidity
Facility: Compass Bank and
JPMorgan Chase Bank)	0.45	4/1/09	2,000,000	2,000,000
Port of Port Arthur Navigation
District of Jefferson County,
Environmental Facilities
Revenue, Refunding (Motiva

Enterprises LLC Project)	1.20	3/7/09	5,000,000 a	5,000,000
University of Texas,
University Revenue, CP	0.45	5/20/09	19,400,000	19,400,000

Virginia--1.5%
Lynchburg Industrial Development
Authority, HR (Centra Health)
(LOC; Branch Banking and Trust
Co.)	0.61	3/7/09	8,875,000 a	8,875,000
Virginia Port Authority,
Subordinate Port Facilities
Revenue, BAN	3.00	7/1/09	6,000,000	6,020,642

Washington--1.7%
Pierce County Economic Development
Corporation, Industrial
Revenue (SeaTac Packaging
Project) (LOC; HSBC Bank USA)	0.80	3/7/09	4,060,000 a	4,060,000
Washington Housing Finance
Commission, Nonprofit Housing
Revenue (Mirabella Project)
(LOC; HSH Nordbank)	1.00	3/1/09	13,500,000 a	13,500,000

Wisconsin--1.0%
Wisconsin School Districts,
COP, TRAN (Cash Flow
Management Program) (LOC; U.S.
Bank NA)	3.00	9/17/09	10,000,000	10,064,581

Wyoming--1.5%
Wyoming Student Loan Corporation,
Student Loan Revenue,
Refunding (Senior Series)
(LOC; Royal Bank of Canada)	0.70	3/7/09	15,000,000 a	15,000,000

Total Investments (cost $1,015,384,279)			99.9%	1,015,384,279
Cash and Receivables (Net)			.1%	1,136,920
Net Assets			100.0%	1,016,521,199

a	Variable rate demand note - rate shown is the interest rate in effect at February 28, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2009, these securities amounted to $142,600,000 or 14.0% of net assets.
c	Purchased on a delayed delivery basis.

At February 28, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations
ABAG	Association Of Bay Area Governments	ACA	American Capital Access

AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of February 28, 2009 in valuing the fund's investments:

Valuation Inputs	Investments in Securities ($)
Level 1 - Quoted Prices	0
Level 2 - Other Significant Observable Inputs	1,015,384,279
Level 3 - Significant Unobservable Inputs	0
Total	1,015,384,279

Item 2.

Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.
(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)

under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Money Market Fund, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 23, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	April 23, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)